4. DERIVATIVES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Type of derivative	Commodity contracts	Commodity contracts
Other current assets	$ 189	$ 244
Accrued liabilities	$ 167	$ 500